Accounts Receivable (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 D	Jan. 31, 2013 D
Accounts Receivable 1		3.75%
Accounts Receivable 2		1.00%
Accounts Receivable 3		28
Accounts Receivable 4		$ 6,395
Accounts Receivable 5		5,150
Accounts Receivable 6		80.00%
Accounts Receivable 7		0
Accounts Receivable 8		37,688
Accounts Receivable 9		37,688
Accounts Receivable 1	3.75%
Accounts Receivable 2	1.00%
Accounts Receivable 3	28
Accounts Receivable 4	0
Accounts Receivable 5	0
Accounts Receivable 6	9,172
Accounts Receivable 7	6,351
Accounts Receivable 8	80.00%
Accounts Receivable 9	$ 0